Deferred Tax (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Components of Deferred Tax Assets and Liabilities [Abstract]
Schedule of deferred tax included in the statement of financial position
The deferred tax included in the statement of financial position is as follows:

	30 Sep 22	31 Dec 21
	£	£
Included in debtors (note 13)	5,218,041	4,104,324
Included in provisions (note 15)	(2,054,229)	(1,958,233)

	3,163,812	2,146,091

The deferred tax included in the statement of financial position is as follows:

	2021 £	2020 £
Included in debtors (note 14)	4,104,324	2,770,219
Included in provisions (note 20)	(1,958,233)	(1,978,716)

	2,146,091	791,503

Schedule of deferred tax account consists of the tax effect
The deferred tax account consists of the tax effect of timing differences in respect of:

	30 Sep 22	31 Dec 21
	£	£
Accelerated capital allowances	(35,748)	(41,829)
Unused tax losses	3,916,736	3,512,706
Business combinations	(2,016,653)	(1,916,404)
Corporate interest restriction	320,882	—
Accrued expenses not yet tax deductible	614,631	197,887
Specific allowance in US subsidiary	363,964	393,731

	3,163,812	2,146,091

Schedule of unrecognized deferred tax assets and liabilities
The Group has the following unrecognised deferred tax assets and liabilities:

	30 Sep 22	31 Dec 21
	£	£
Unused tax losses	2,544,105	2,018,188
Accrued expenses not yet tax deductible	229,796	115,352

	2,773,901	2,133,540

The Group has the following unrecognised deferred tax assets and liabilities:

	2021 £	2020 £
Accelerated capital allowances	—	(64,728)
Unused tax losses	2,018,188	3,551,713
Accrued expenses not yet tax deductible	115,352	176,693
Impact of prior year adjustments	—	496,628
Specific allowance in US subsidiary	—	424,640

	2,133,540	4,584,946